Investment Strategy	Jul. 18, 2025
EMERALD BANKING & FINANCE EVOLUTION FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Emerald Banking & Finance Evolution Fund has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in stocks (both common and preferred) of companies principally engaged in banking or financial services, and collective investment vehicles such as mutual funds and exchange-traded funds that invest in companies that are principally engaged in banking or financial services as denoted by being classified as within the Banks, Financial Services, Insurance or within the Transaction Processing Services SubSector (as determined by the Russell Industry Classification Benchmark). The Emerald Banking & Finance Evolution Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. Shareholders will receive 60 days’ prior written notice of any change to this policy.

The Fund may invest in companies of various sizes but will primarily focus on mid and small-size companies, at the time of purchase. The Adviser typically defines small- and mid-size companies as those having a market capitalization equal to or less than that of the largest companies in the Russell 2500 Index. As of June 30, 2025, the Russell 2500 Index included securities issued by companies that ranged in size between $2 million and $24.25 billion. Micro-cap stocks are not a principal investment strategy of the Fund.

While the non-fundamental policy described above allows for the Fund to invest in companies that are principally engaged in either banking or financial services, the Fund has adopted a fundamental policy that it will invest not less than 25% of its net assets in securities of companies principally engaged in the banking or financial services industries. For purposes of this fundamental policy, a company is defined as being in the banking or financial services industries if such company is classified as within the Banks, Financial Services, Insurance or within the Transaction Processing Services Sub-Sector (as determined by the Russell Industry Classification Benchmark).

The Fund generally expects to invest not less than 25% in the banking industry and not less than 15% in the financial services industry. The Fund may invest up to 20% in companies outside the banking and financial services industries.

The Fund may invest up to 15% of the value of its net assets in illiquid securities. The illiquid securities the Fund expects to invest in include common stocks or preferred stocks that cannot be disposed of within seven days in the ordinary course of business.

Companies in the banking industry are defined to include U.S. and foreign commercial and industrial banking and savings institutions and their parent holding companies. Companies in the financial services industry are defined to include commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, mortgage real estate investment trusts, insurance and insurance holding companies and leasing companies.

The Fund intends to invest a portion of its assets in the securities of other exchange-traded funds (“ETFs”), including affiliated ETFs advised or sub-advised by the Adviser (as defined below) (each, an “Underlying ETF”). The Fund may invest in real estate investment trusts (“REITs”). There are no limitations with respect to the type of REITs in which the Fund may invest.

Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) applies the theme of evolution to these investment guidelines by pursuing companies that the Adviser believes are reinventing/redesigning existing products/services thereby generating value for their customers, creating a competitive advantage and driving business growth.

The Adviser utilizes a growth approach to choosing securities based upon fundamental research which attempts to identify companies whose earnings growth rate exceeds that of their peer group, exhibit a competitive advantage in niche markets, or do not receive significant coverage from other institutional investors.

The Fund generally sells investments when the Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.

EMERALD GROWTH FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Emerald Growth Fund has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of U.S. and foreign companies, principally common stocks and preferred stocks, identified by the Adviser as having growth characteristics. In identifying investments with growth characteristics, the Adviser utilizes a fundamental approach to choosing securities: the research staff of Emerald conducts company-specific research analysis, taking into account a company’s revenue and earnings growth rates and the financial, operating, and market characteristics that distinguish a company from other companies. The Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. Shareholders will receive 60 days’ prior written notice of any change to this policy.

The Fund can invest in companies from a wide range of industries and of market capitalizations. The Fund may emphasize investments in smaller companies, which are defined by the Adviser as those having a market capitalization equal to or less than that of the largest companies in the Russell 2000 Index. As of June 30, 2025, the Russell 2000 Index included securities issued by companies that ranged in size between $2 million and $15.85 billion.

The Fund may also invest in the other investment companies, principally money market funds, exchange-traded funds (“ETFs”), unit investment trusts, closed-end funds, and business development companies. The Fund intends to invest a portion of these assets in the securities of affiliated ETFs advised or sub-advised by the Adviser (each, an “Underlying ETF”). The Fund does not have a policy with respect to investing a certain portion of its assets in any particular sector, but may emphasize investments in the healthcare, technology, and industrial sectors.

While the Fund may directly invest in the securities of companies within the healthcare sector, the Adviser intends for the Fund to gain exposure to the healthcare sector in part through the use of such Underlying ETFs, primarily the F/m Emerald Life Sciences Innovation ETF (the “Life Sciences ETF”). The Fund does not have a policy with respect to the amount of the Fund’s portfolio that will be allocated to the Life Sciences ETF, but generally the Adviser expects approximately 5% of the Fund’s portfolio to be allocated to the Life Sciences ETF, calculated at the time of investment.

The Fund may invest in foreign companies directly and through American Depository Receipts (“ADRs”).

The Fund generally sells investments when the Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.

F/m Emerald Special Situations ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) and invests primarily in equity securities of companies experiencing unique, idiosyncratic situations and transformations (“Special Situations”), selected by Emerald Mutual Fund Advisers Trust (the “Sub-Adviser”), the Fund’s investment sub-adviser, under the supervision of the Adviser. The Sub-Adviser’s research staff conducts company-specific research analysis to identify securities of the companies in which an unusual and possibly non-repetitive development is taking place which, in the opinion of the Sub-Adviser, may cause the securities to attain a higher market value independently, to a degree, than the trend in the securities market in general.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by companies experiencing Special Situations (the “80% Policy”). The Fund considers that the Special Situation developments may include:

●	Technological improvement or important discovery or acquisition which, if the expectation for it materialized, would effect a substantial change in the company’s business;
●	Corporate reorganization;
●	Recapitalization or other development involving a security exchange or conversion;
●	Material acquisition or transformational merger;
●	Spin-out, divestiture, liquidation or distribution of cash, securities or other assets;
●	Significant business model changes;
●	Material change in ownership;
●	Material or transformational contracts;
●	Impacts from business/external disruptions;
●	Litigation which, if resolved favorably, would improve the value of the company’s stock;
●	New or changed management;
●	Price dislocation;
●	Changes in governmental legislation, industry regulations, policy oversight;
●	Macroeconomic and industry catalysts; and
●	Positive or negative legislative or regulatory approvals or actions.

The Sub-Adviser’s research process includes utilizing its proprietary 10-Step Research Process in prescreening potential investments. This includes, but is not limited to, the review of SEC filings, annual reports, financial statements, patents/other intellectual property, press releases and news stories, conducting surveys, monitoring patient groups, attending industry trade shows/conferences, meeting with management, interviewing customers, industry contacts, medical professionals, key opinion leaders, competitors, suppliers and distributors, developing financial and valuation models, reviewing third-party, peer-reviewed and internal research, and communicating and collaborating with fellow investment team members.

The Fund can invest in companies from a wide range of industries and of various sizes. The Fund’s investment universe is not limited by market capitalization. Special Situations may often involve comparatively small companies which are not well known, and which have not been closely watched by investors generally, but may also involve larger companies.

The Fund may invest in companies engaged in financial technology-related activities including decentralized finance and distributed ledger technology. Financial technology is the application of new technological advancements to products and services in the financial industry, seeking to improve and automate the delivery and use of financial services. Financial technology helps companies and consumers better manage their financial operations by utilizing specialized software. Financial technology companies compete with traditional financial methods in the delivery of financial services. Mobile banking, peer-to-peer lending, decentralized ledger technology and cryptocurrency are examples of financial technology. The Fund may also invest in companies that are engaged in the use of, or have exposure to, distributed ledger technology (“DLT”) and blockchain. The mechanics of using DLT, including blockchain, to transact in assets, including securities, is relatively new and untested and there is no assurance that widespread adoption will occur.

Equity securities in which the Fund may invest include common stock, preferred stock, convertible preferred stock, shares of other investment companies and real estate investment trusts (“REITs”), and depositary receipts. The Fund may invest in shares of companies through private placements, warrants, rights, and initial public offerings. The Fund may invest in stocks of special purpose acquisition companies (“SPACs”). The Fund does not target a particular form of SPAC, with the exception that the SPAC must have identified an acquisition target at or prior to the time of the Fund’s investment.

The Fund intends to invest primarily in U.S. companies, but it may invest up to 10% of its net assets in foreign companies listed on a U.S. exchange. A company is deemed to be a foreign company if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity security is located outside the United States; (ii) a majority of the company’s revenues are derived from outside the United States; or (iii) a majority of the issuer’s assets are located outside the United States. The Fund may invest in shares of companies through initial public offerings and private placements.

The Fund generally sells investments when the Sub-Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.

The Fund has elected to be, and intends to continue to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).